Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of information regarding outstanding warrants to purchase shares
Issuance date	Number of outstanding Warrants	Exercise price per warrant ($)

March 2018	333,334	$1.0
January 2019	223,810	$0.65
April 2019	492,308	$0.43
May 2019	47,250,000	$0.13
January 2020	23,838,038	$0.12
February 2020	11,250,000	$0.05
June 2020	61,390,260	$0.08
July 2020	29,419,890	$0.08
August 2021	10,500,000	$0.07
December 2021	190,500,000	$0.07

	375,197,640